Derivative financial instruments - Offsetting liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives
Gross amount of recognized liabilities	$ 458	$ 238
Derivative liabilities eligible for set-off in case of default	(96)	(104)
Cash collateral pledged	0	0
Non-cash collateral pledged	0	0
Net liability exposure	362	134
Total
Gross amount of recognized liabilities	458	238
Derivative liabilities eligible for set-off in case of default	(96)	(104)
Cash collateral pledged	0	0
Non-cash collateral pledged	0	0
Net liability exposure	$ 362	$ 134